Subsequent Events (Details)	1 Months Ended		2 Months Ended		9 Months Ended
	Dec. 31, 2018 shares	Nov. 30, 2018 USD ($) shares	Nov. 30, 2018	Nov. 14, 2018 USD ($)	Sep. 30, 2018 USD ($) ft²
Subsequent Events (Textual)
Unsecured loan					$ 283,000
Gross proceeds					5,000,000
Monthly rent					$ 4,763
Area of Land | ft²					5,196
Lease expires					Oct. 31, 2019
Subsequent Event [Member]
Subsequent Events (Textual)
Cash gross proceeds				$ 45,000
Unsecured loan				$ 100,000
Percentage vote of common stock		5.00%		5.00%
Stock options, granted | shares	175,000	175,000
Vesting period	3 years	3 years
Gross proceeds		$ 5,000,000		$ 5,000,000
Subsequent Event [Member] | Private Placement [Member]
Subsequent Events (Textual)
Purchase agreement, description			The Company issued and sold an aggregate of 170,000 additional Units to the Purchasers, for total gross proceeds to the Company of approximately $425,000 before deducting offering expenses.